Statements of Net Assets Available for Benefits - GMHP - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments
Interest in the Master Trust	$ 54,067	$ 50,215
Other investments – participant directed brokerage accounts	779	766
Total investments	54,846	50,981
Receivables
Notes receivable from participants	840	617
Employer contributions receivable	29	41
Receivables for securities sold – participant directed brokerage accounts	1	0
Total receivables	870	658
Cash	4	4
Total assets	55,720	51,643
Liabilities
Payables for securities purchased – participant directed brokerage accounts	(5)	(4)
Net assets available for benefits	$ 55,715	$ 51,639